Delaware Group Adviser Funds Delaware U.S. Growth Fund Supplement to the Fund's Statement of Additional Information dated February 25, 2005 (as amended April 14, 2005)

Delaware Group Equity Funds I Delaware Balanced Fund Supplement to the Fund's Statement of Additional Information Dated February 25, 2005

Delaware Group Equity Funds II
Delaware Large Cap Value Fund
(formerly Delaware Decatur Equity Income Fund)
Delaware Value Fund
(formerly Delaware Diversified Value Fund)

Supplement to the Funds' Statement of Additional Information
Dated March 28, 2005

Delaware Group Equity Funds III Delaware American Services Fund Delaware Small Cap Growth Fund Delaware Trend Fund Supplement to the Funds' Statement of Additional Information Dated October 28, 2005

Delaware Group Equity Funds V
Delaware Dividend Income Fund
Delaware Small Cap Core Fund
Delaware Small Cap Value Fund

Supplement to the Funds' Statement of Additional Information
Dated March 30, 2005 (as revised August 1, 2005)

Delaware Pooled Trust
The All-Cap Growth Equity Portfolio
The Large-Cap Growth Equity Portfolio
The Large-Cap Value Equity Portfolio
The Mid-Cap Growth Equity Portfolio
The Real Estate Investment Trust Portfolio
The Real Estate Investment Trust Portfolio II
The Small-Cap Growth Equity Portfolio
The Small-Cap Growth II Equity Portfolio
The Smid-Cap Growth Equity Portfolio

Supplement to the Portfolios' Statement of Additional Information
Dated November 1, 2005

Delaware VIP Trust
Delaware VIP Balanced Series
Delaware VIP Growth Opportunities Series
Delaware VIP REIT Series
Delaware VIP Select Growth Series
Delaware VIP Small Cap Value Series
Delaware VIP Trend Series
Delaware VIP U.S. Growth Series
Delaware VIP Value Series

Supplement to the Series' Statement of Additional Information
Dated April 29, 2005 (as amended November 8, 2005)

Voyageur Mutual Funds III Delaware Select Growth Fund Supplement to the Fund's Statement of Additional Information Dated August 26, 2005

The following supplements the section of each Fund's statement of additional information entitled "Trading Practices and Brokerage":

In 2005, the Fund(s) that invest in domestic equity securities were given the authority to begin participation in a commission recapture program. Under the program and subject to seeking best execution (as described in the first paragraph in the section "Trading Practices and Brokerage"), the Fund(s) may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund(s) in cash. Any such commission rebates will be included in realized gain on securities in the appropriate financial statements of the Fund(s). The Manager and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of businesses and provide other services in the investment management industry.

This Supplement is dated February 1, 2006.